Earnings Per Common Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator
Net income attributable to Navios Holdings common stockholders	$ 175,485	$ 40,811	$ 145,757
Dividend on Preferred Stock	(1,705)	(1,696)	(2,450)
Income available to Navios Holdings common stockholders, basic	173,780	39,115	143,307
Dividend on Preferred Stock	1,705	1,696	2,450
Interest on convertible debt and amortization of convertible bond discount			1,121
Income available to Navios Holdings common stockholders, diluted	$ 175,485	$ 40,811	$ 146,878
Denominator
Denominator for basic net income per share attributable to Navios Holdings stockholders-weighted average shares	101,232,720	100,926,448	100,518,880
Dilutive potential common shares	1,322,038	918,204	735,316
Convertible preferred stock and convertible debt	8,479,000	8,479,000	14,928,160
Dilutive effect of securities	9,801,038	9,397,204	15,663,476
Denominator for diluted net income per share attributable to Navios Holdings stockholders - adjusted weighted shares and assumed conversions	111,033,758	110,323,652	116,182,356
Basic net earnings per share attributable to Navios Holdings common stockholders	$ 1.72	$ 0.39	$ 1.43
Diluted net earnings per share attributable to Navios Holdings common stockholders	$ 1.58	$ 0.37	$ 1.26